Schedule II Genworth Financial, Inc. (Parent Company Only) (Statements Of Cash Flows) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 49	$ 52	$ (504)
Adjustments to reconcile net income (loss) available to Genworth Financial, Inc.'s common stockholders to net cash from operating activities:
Net investment (gains) losses	220	143	1,041
Deferred income taxes	(352)	(333)	(498)
Gain on sale of subsidiary	(36)		(4)
Stock-based compensation expense	31	44	26
Change in certain assets and liabilities:
Accrued investment income and other assets	(140)	(33)	(90)
Other liabilities	(98)	(298)	(469)
Net cash from operating activities	3,125	1,336	1,931
Cash flows from investing activities:
Proceeds from fixed maturity securities	5,233	4,589	4,105
Purchases of fixed maturity securities	(11,885)	(13,237)	(9,869)
Payments for business purchased, net of cash acquired	(4)	(37)
Net cash from investing activities	(59)	(1,815)	820
Cash flows from financing activities:
Short-term borrowing and other, net	(38)	(777)	(375)
Repayment and repurchase of long-term borrowings	(760)	(6)	(898)
Proceeds from issuance of long-term borrowings	545	1,204	298
Proceeds from issuance of common stock			622
Net cash from financing activities	(1,641)	(1,512)	(5,309)
Effect of exchange rate changes on cash and cash equivalents	(69)	121	232
Net change in cash and cash equivalents	1,356	(1,870)	(2,326)
Cash and cash equivalents at beginning of period	3,132	5,002	7,328
Cash and cash equivalents at end of period	4,488	3,132	5,002
Parent Company
Cash flows from operating activities:
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	49	52	(504)
Adjustments to reconcile net income (loss) available to Genworth Financial, Inc.'s common stockholders to net cash from operating activities:
Equity in (income) loss from subsidiaries	(288)	(223)	309
Dividends from subsidiaries	478	342	904
Net investment (gains) losses	17	4	6
Deferred income taxes	(126)	(81)	(83)
Gain on sale of subsidiary			(2)
Net increase (decrease) in derivative instruments	(47)	(93)	115
Stock-based compensation expense	32	41	26
Change in certain assets and liabilities:
Accrued investment income and other assets	(53)	(27)	(8)
Other liabilities	85	66	92
Net cash from operating activities	147	81	855
Cash flows from investing activities:
Proceeds from fixed maturity securities	201		1
Purchases of fixed maturity securities	(10)	(201)	(5)
Other invested assets, net	(30)
Payments for business purchased, net of cash acquired	2	(40)
Capital contribution paid to subsidiaries	(15)	(203)	(97)
Net cash from investing activities	148	(444)	(101)
Cash flows from financing activities:
Short-term borrowing and other, net	162	(967)	(321)
Repayment and repurchase of long-term borrowings	(760)	(6)	(898)
Proceeds from issuance of long-term borrowings	397	793	298
Repayment of borrowings from subsidiaries		(33)
Proceeds from issuance of common stock			622
Net cash from financing activities	(201)	(213)	(299)
Effect of exchange rate changes on cash and cash equivalents		91	(17)
Net change in cash and cash equivalents	94	(485)	438
Cash and cash equivalents at beginning of period	813	1,298	860
Cash and cash equivalents at end of period	$ 907	$ 813	$ 1,298